AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 68	$ 1,135
60-89 Days Past Due	54	18
>90 Days Past Due	750	1,735
Total Past Due	872	2,888
Current	278,279	267,080
Total Financing Receivables	279,151	269,968	247,344
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	225,508	216,298	193,546
Commercial Loan [Member] | Operating [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	946
60-89 Days Past Due	0	0
>90 Days Past Due	673	87
Total Past Due	673	1,033
Current	33,216	32,275
Total Financing Receivables	33,889	33,308
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
>90 Days Past Due	0	0
Total Past Due	0	0
Current	46,022	41,007
Total Financing Receivables	46,022	41,007
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	31
60-89 Days Past Due	0	13
>90 Days Past Due	0	54
Total Past Due	0	98
Current	40,476	42,358
Total Financing Receivables	40,476	42,456
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Real Estate Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	33	60
60-89 Days Past Due	0	0
>90 Days Past Due	36	1,121
Total Past Due	69	1,181
Current	105,052	98,346
Total Financing Receivables	105,121	99,527
Recorded Investment > 90 Days and Accruing	0	0
Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	22,183	18,806
Real Estate [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
>90 Days Past Due	0	0
Total Past Due	0	0
Current	4,214	3,376
Total Financing Receivables	4,214	3,376
Recorded Investment > 90 Days and Accruing	0	0
Real Estate [Member] | Residential Real Estate Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	20	24
60-89 Days Past Due	14	0
>90 Days Past Due	0	130
Total Past Due	34	154
Current	17,935	15,276
Total Financing Receivables	17,969	15,430
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	31,460	34,864	37,669
Consumer Loan [Member] | Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	14
60-89 Days Past Due	40	1
>90 Days Past Due	33	343
Total Past Due	73	358
Current	18,113	18,476
Total Financing Receivables	18,186	18,834
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member] | Auto [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
>90 Days Past Due	0	0
Total Past Due	0	0
Current	4,650	5,178
Total Financing Receivables	4,650	5,178
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member] | Consumer Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	15	60
60-89 Days Past Due	0	4
>90 Days Past Due	8	0
Total Past Due	23	64
Current	8,601	10,788
Total Financing Receivables	8,624	10,852
Recorded Investment > 90 Days and Accruing	$ 0	$ 0